Summary of Significant Accounting Policies and Going Concern (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Summary of Significant Accounting Policies and Going Concern (Textual)
Net income	$ 20,546	$ (666,843)	$ (4,328,318)	$ (7,115,159)
Cash in operations	(5,573)	138,856	(491,000)	(1,105,330)
Working capital deficit	15,760,031		16,214,281
Stockholders' deficit	16,852,601		17,944,973	17,944,973
Accumulated deficit	(31,054,223)		(31,074,769)	(26,746,451)
Capitalization cost for single unit	$ 2,000		$ 2,000
Property and equipment, depreciates	3 years		3 years
Depreciation expense	$ 2,458	2,772	$ 11,088	$ 11,280
Amortized of goodwill and intangible assets life			4 years
Options outstanding	17,673		17,755
Exercisable	14,494		14,427
Warrants outstanding	63,040,556		25,484,484
Warrant exercisable				1,198,270,750
Cost of sales of Freight	$ 4,978	$ 14,726	$ 95,634	$ 134,826
Derivative liability			119,777
Lease liability	$ 156,554		156,554
Total dilutive potential shares	17,755
Reclassifications short term loans	$ 370,710
Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Net income
Warrant [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Derivative liability	167,777
Convertible Debt [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, amount	$ 782,986		$ 1,304,258
Convertible debt, shares	755,547,966		526,400,307
Derivative liability	$ 8,851		$ 8,851
Convertible Debt [Member] | Common Stock [Member]
Summary of Significant Accounting Policies and Going Concern (Textual)
Convertible debt, amount	$ 7,619,583
Convertible debt, shares	4,024,723,923